Significant accounting policies - Summary of amortization of intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Description of useful life, intangible assets other than goodwill	contract periods